Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 97.7%
iShares Core S&P 500 ETF(a)
(Cost $13,573,043) .......................................................... 33,693 $ 14,515,618
Number of
Contracts Notional Amount
Purchased Options – 1.9%
Calls – Exchange-Traded – 1.9%
S&P 500 Index, March Strike Price $5,000, Expires 3/18/22 .............. 57 $ 28,500,000 41,325
S&P 500 Index, June Strike Price $5,600, Expires 6/16/23 ............... 32 17,920,000 108,480
SPDR S&P 500, September Strike Price $510, Expires 9/16/22 ........... 172 8,772,000 57,276
SPDR S&P 500, March Strike Price $510, Expires 3/17/23 ............... 96 4,896,000 76,800
283,881
Total Purchased Options (Cost $470,055) .......................................................... 283,881
Shares
Money Market Funds – 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)
(Cost $54,212) .............................................................. 54,212 54,212
Total Investments – 100.0%
(Cost $14,097,310) .......................................................................... $ 14,853,711
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 2,427
Net Assets – 100.0% .......................................................................... $ 14,856,138
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2021.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 97.7%
Purchased Options ............................................................................... 1.9%
Money Market Funds ............................................................................. 0.4%
Total Investments ................................................................................ 100.0%
Other Assets in Excess of Liabilities .................................................................. 0.0%†
Net Assets ..................................................................................... 100.0%